Selling, General and Administrative Expenses (Tables)	9 Months Ended
Sep. 30, 2025
VEON Holdings B.V. [Member]
Selling, General and Administrative Expenses (Tables) [Line Items]
Schedule of Selling, General and Administrative Expenses

Selling, general and administrative expenses consisted of the following items for the year ended December 31:

	2024	2023
Network and IT costs	140	124
Personnel costs	89	86
Customer associated costs	41	39
Consulting, professional and other services	14	5
Taxes, other than income taxes	9	7
Facility and office supplies	6	9
Losses on receivables	2	2
Other	4	12
Total selling, general and administrative expenses	305	284